Cash And Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Cash And Cash Equivalents and Restricted Cash[Abstract]
Restricted cash	$ 0	$ 10,000